SEGMENT FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SEGMENT FINANCIAL INFORMATION
SEGMENT FINANCIAL INFORMATION

NOTE 11.  SEGMENT FINANCIAL INFORMATION

The Company’s chief operating decision maker regularly reviews financial operating results on a combined basis for purposes of allocating resources and evaluating financial performance. The Company identifies operating segments based on this review by its chief operating decision makers and operates in and reports as a single operating segment, which is to care for its patients’ needs. For the periods presented, all  of the Company’s long-lived assets were located in the United States, and all revenue was earned in the United States.

NOTE 13. SEGMENT FINANCIAL INFORMATION

The Company’s chief operating decision maker regularly reviews financial operating results on a combined basis for purposes of allocating resources and evaluating financial performance. The Company identifies operating segments based on this review by its chief operating decision makers and operates in and reports as a single operating segment, which is to care for its patients’ needs. For the periods presented, all  of the Company’s long-lived assets were located in the United States, and all revenue was earned in the United States.